ACQUISITIONS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
Geronimo Power
On May 29, 2025, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the U.S. During the quarter, the purchase price allocation was finalized with no changes from the purchase price allocation that was disclosed in the 2025 annual report.